Segment Information	12 Months Ended
Jun. 30, 2011
Segment Information
Segment Information

16. SEGMENT INFORMATION

Our operations are principally managed on a products and services basis and are comprised of two reportable segments: Pharmaceutical and Medical. The factors for determining the reportable segments include the manner in which management evaluates our performance combined with the nature of the individual business activities. The results of the acquisitions of Kinray, Yong Yu and P4 Healthcare are included within our Pharmaceutical segment from the date of acquisition. See Note 2 for a description of these acquisitions.

The Pharmaceutical segment distributes branded and generic pharmaceutical, over-the-counter healthcare and consumer products. It also operates nuclear pharmacies and cyclotron facilities that prepare and deliver radiopharmaceuticals for use in nuclear imaging and other procedures in hospitals and clinics. In addition, this segment provides third-party logistics support services to hospitals, clinics, and other providers; franchises retail pharmacies under the Medicine Shoppe® and Medicap® brands; and provides pharmacy services to hospitals and other healthcare facilities. This segment also distributes specialty pharmaceutical products and provides services to pharmaceutical manufacturers, third-party payors and healthcare service providers supporting the marketing, distribution and payment for specialty pharmaceutical products. This segment also provides pharmaceutical repackaging services; helps pharmaceutical manufacturers with services, including distribution, inventory management, data/reporting, new product launch support, and contract and chargeback administration; and maintains prime vendor relationships that streamline the purchasing process resulting in greater efficiency and lower costs for our customers. Through our Yong Yu business, this segment imports and distributes pharmaceuticals and healthcare products in China.

The Medical segment distributes a broad range of medical, surgical and laboratory products to hospitals, surgery centers, laboratories, physician offices and other healthcare providers. This segment also develops, manufactures and sources medical and surgical products. These products include sterile and non-sterile procedure kits; single-use surgical drapes, gowns and apparel; exam and surgical gloves; and fluid suction and collection systems. Our medical and surgical products are sold directly or through third-party distributors in the United States, Canada, Europe, South America, and the Asia/Pacific region.

The following table includes revenue for each reportable segment and reconciling items necessary to agree to amounts reported in the consolidated financial statements:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Segment revenue:
Pharmaceutical (1)	$93,743.5	$89,789.9	$87,862.9
Medical (2)	8,921.5	8,750.1	8,159.3

Total segment revenue	102,665.0	98,540.0	96,022.2
Corporate (3)	(20.8)	(37.2)	(30.7)

Total consolidated revenue	$102,644.2	$98,502.8	$95,991.5

(1)	The Pharmaceutical segment's revenue is primarily derived from the distribution of branded and generic pharmaceutical, over-the-counter healthcare, and consumer products.
(2)	The Medical segment's revenue is primarily derived from the manufacturing and distribution of medical, surgical and laboratory products and medical procedure kits.
(3)	Corporate revenue consists of the elimination of inter-segment revenue.

We evaluate segment performance based upon segment profit, among other measures. Segment profit is segment revenue, less segment cost of products sold, less segment distribution, selling, general and administrative expense ("SG&A"). Segment SG&A expenses include equity share-based compensation expense as well as allocated corporate expenses for shared functions, including corporate management, corporate finance, financial shared services, human resources, information technology, legal and an integrated hospital sales organization. Corporate expenses are allocated to the segments based upon headcount, level of benefit provided and ratable allocation. Information about interest income and expense and income taxes is not provided at the segment level. In addition, restructuring and employee severance, acquisition-related costs (including amortization of acquisition-related intangible assets), impairments and loss on sale of assets, litigation (recoveries)/charges, net, certain investment and other spending are not allocated to the segments. Investment spending generally includes the first year spend for certain projects that require incremental strategic investments in the form of additional operating expenses. We encourage our segments to identify investment projects that will promote innovation and provide future returns. As approval decisions for such projects are dependent upon executive management, the expenses for such projects are often retained at Corporate. Investment spending within Corporate was $13.8 million and $26.5 million for fiscal 2011 and 2010, respectively. See Notes 2, 3, 4 and 10, respectively, for further discussion of our acquisition-related costs, restructuring and employee severance, impairments and loss on sale of assets and litigation (recoveries)/charges, net. In addition, Spin-Off costs included in SG&A of $9.6 million and $10.8 million for fiscal 2011 and 2010, respectively, are not allocated to our segments. The accounting policies of the segments are the same as those described in Note 1.

The following table includes segment profit by reportable segment and reconciling items necessary to agree to amounts reported in the consolidated financial statements:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Segment profit:
Pharmaceutical	$1,328.9	$1,011.4	$1,048.4
Medical	372.7	428.6	385.7

Total segment profit	1,701.6	1,440.0	1,434.1
Corporate	(187.6)	(133.1)	(146.7)

Total consolidated operating earnings	$1,514.0	$1,306.9	$1,287.4

The following tables include depreciation and amortization expense and capital expenditures for fiscal 2011, 2010 and 2009 for each segment:

	Depreciation and Amortization Expense
	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Pharmaceutical	$42.2	$41.3	$37.9
Medical	61.9	62.9	69.6
Corporate	209.2	150.2	118.3

Total depreciation and amortization expense	$313.3	$254.4	$225.8

	Capital Expenditures
	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Pharmaceutical	$55.0	$32.5	$105.3
Medical	122.6	81.2	59.1
Corporate	113.7	146.6	256.8

Total capital expenditures	$291.3	$260.3	$421.2

The following table includes total assets at June 30, 2011, 2010 and 2009 for each segment as well as reconciling items necessary to total the amounts reported in the consolidated financial statements:

	June 30,
(in millions)	2011	2010	2009
Pharmaceutical	$16,125.9	$12,102.9	$12,638.9
Medical	3,894.8	3,867.5	3,759.8
Corporate	2,825.2	4,019.8	8,720.1

Total consolidated assets	$22,845.9	$19,990.2	$25,118.8

The following table presents revenue and net property and equipment by geographic area:

	Revenue			Property and Equipment, Net
	For the Fiscal Year Ended June 30,			June 30,
(in millions)	2011	2010	2009	2011	2010	2009
United States	$101,080.2	$97,662.7	$95,248.2	$1,397.6	$1,355.0	$1,346.7
International	1,564.0	840.1	743.3	114.6	113.8	117.8

Total	$102,644.2	$98,502.8	$95,991.5	$1,512.2	$1,468.8	$1,464.5